Income Tax (Details) - Schedule of tax reconciliation and the impact of unrecognized deferred tax assets (Parentheticals)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Schedule of tax reconciliation and the impact of unrecognized deferred tax assets [Abstract]
Domestic tax rate	25.00%	25.00%	29.58%